S000079881 [Member] Investment Objectives and Goals - AB High Yield ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION FIXED-INCOME—TAXABLE AB High Yield ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize total return consistent with prudent investment management.